Operating profit (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of information about profit loss

The following items have been included in operating profit:	2025 £m	2024 £m	2023 £m
Employee costs (Note 9)	8,772	8,759	8,473
Advertising	738	851	835
Distribution costs	202	198	199
Depreciation of property, plant and equipment	850	886	892
Impairment of property, plant and equipment, net of reversals	193	88	17
Depreciation of right of use assets	206	211	190
Impairment of right of use assets, net of reversals	17	(1)	10
Amortisation of intangible assets	1,258	1,454	1,212
Impairment of intangible assets, net of reversals	888	317	418
Impairment of tangible and intangible assets held for sale, net of reversals	–	–	23
Net foreign exchange (gains)/losses	(9)	13	11
Inventories:
Cost of inventories included in cost of sales	6,362	6,495	6,576
Write-down of inventories	1,064	1,046	979
Reversal of prior year write-down of inventories	(575)	(630)	(598)

Summary of auditors remuneration

Fees payable to the company’s auditor and its associates:	2025 £m	2024 £m	2023 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.9	10.8	10.2
Audit of the company’s subsidiaries	10.0	10.3	10.2
Total audit services	20.9	21.1	20.4
Audit-related and other assurance services	1.9	2.2	1.6
Total audit services, audit-related and other assurance services	22.8	23.3	22.0
In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2025 £m	2024 £m	2023 £m
Audit	0.2	0.2	0.2